January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Government Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Fannie Mae, 5.63%, 07/15/37(a)	$4,000	$ 4,290,756
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,063,815
5.50%, 07/15/36	4,730	5,027,551
Tennessee Valley Authority
5.88%, 04/01/36	11,841	12,858,663
3.50%, 12/15/42	66	53,600
		23,294,385
Total U.S. Government Sponsored Agency Securities — 0.7% (Cost: $25,382,484)		23,294,385
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 11/15/54(a)	168,061	161,557,435
4.75%, 02/15/37 - 11/15/53	125,272	124,184,264
5.00%, 05/15/37	12,865	13,371,559
4.38%, 02/15/38 - 08/15/43	101,858	97,152,317
3.50%, 02/15/39	12,761	11,235,662
4.25%, 05/15/39 - 08/15/54(a)	229,754	210,839,366
4.63%, 02/15/40 - 05/15/54	187,797	182,692,915
1.13%, 05/15/40 - 08/15/40	121,755	73,272,953
3.88%, 08/15/40 - 05/15/43	125,479	111,233,956
1.38%, 11/15/40 - 08/15/50	169,734	93,096,558
1.88%, 02/15/41 - 11/15/51	295,939	176,212,538
2.25%, 05/15/41 - 02/15/52	264,676	171,277,555
1.75%, 08/15/41	102,781	66,887,817
3.75%, 08/15/41 - 11/15/43	52,466	45,545,820
2.00%, 11/15/41 - 08/15/51	280,674	170,068,606
3.13%, 11/15/41 - 05/15/48	151,896	118,100,272
2.38%, 02/15/42 - 05/15/51	223,466	146,932,487
3.00%, 05/15/42 - 08/15/52(a)	451,172	334,163,280
3.25%, 05/15/42	61,377	50,089,304
2.75%, 08/15/42 - 11/15/47	170,719	124,178,608
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$142,677	$ 115,016,750
4.00%, 11/15/42 - 11/15/52	116,074	102,169,876
2.88%, 05/15/43 - 05/15/52	223,634	160,810,980
3.63%, 08/15/43 - 05/15/53	219,138	180,407,061
4.13%, 08/15/44 - 08/15/53(a)	135,269	121,322,007
2.50%, 02/15/45 - 05/15/46	172,237	118,666,263
1.25%, 05/15/50	48,428	22,988,166
1.63%, 11/15/50	106,562	55,645,240
Total U.S. Treasury Obligations — 97.8% (Cost: $3,952,330,570)		3,359,119,615
Total Long-Term Investments — 98.5% (Cost: $3,977,713,054)		3,382,414,000

	Shares
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(b)(c)(d)	155,163,322	155,240,904
Total Short-Term Securities — 4.5% (Cost: $155,237,101)		155,240,904
Total Investments — 103.0% (Cost: $4,132,950,155)		3,537,654,904
Liabilities in Excess of Other Assets — (3.0)%		(102,952,630)
Net Assets — 100.0%		$ 3,434,702,274

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 61,316,339	$ 93,925,716 (a)	$ —	$ 4,601	$ (5,752)	$ 155,240,904	155,163,322	$ 108,164 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	03/20/25	$ 119	$ (7,136)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,294,385	$ —	$ 23,294,385
U.S. Treasury Obligations	—	3,359,119,615	—	3,359,119,615
Short-Term Securities
Money Market Funds	155,240,904	—	—	155,240,904
	$155,240,904	$3,382,414,000	$—	$3,537,654,904
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (7,136)	$ —	$ —	$ (7,136)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments